RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged To Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Net amounts charged to related party	$ 5,039	$ 2,847	$ 870
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	738	795	560
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	933	957	310
United Freight Carriers [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	0	150	0
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	$ 3,368	$ 945	$ 0